DERIVATIVE FINANCIAL INSTRUMENTS - Summary of Net Derivatives (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets:
Non-current assets	$ 24,401	$ 13,936
Current assets	87,659	27,739
Total assets	112,060	41,675
Liabilities
Non-current liabilities	(623,684)	(1,177,801)
Current liabilities	(45,836)	(293,840)
Derivative financial liabilities	(669,520)	(1,471,641)
Net assets (liabilities) - non-current	(599,283)	(1,163,865)
Net assets (liabilities) - current	41,823	(266,101)
Total net assets (liabilities)	$ (557,460)	$ (1,429,966)